Other income (expenses), net	12 Months Ended
Dec. 31, 2020
Other income (expenses), net
Other income (expenses), net

26.        Other income (expenses), net

	2020	2019	2018
Deductible donations	(300)	(300)	(300)
Contractual indemnities	(85)	(647)	(712)
Modification of lease contracts - Note 13	3,052	—	—
Other revenues	743	437	332
Other expenses	(2,898)	(395)	(361)
Total	512	(905)	(1,041)